Marketable securities	6 Months Ended
Jun. 30, 2018
Investments, Debt and Equity Securities [Abstract]
Marketable securities

Note 12 – Marketable securities

Effective January 1, 2018, we adopted ASU 2016-01, which requires us to measure all marketable securities that do not result in consolidation and are not accounted for under the equity method at fair value and recognize any changes through the Consolidated Statement of Operations. We use quoted market prices to determine the fair value of our marketable securities, and categorize them as level 1 on the fair value hierarchy. As a result of this adoption, we reclassified $31 million of previously recognized fair value gains from accumulated other comprehensive income to retained earnings on January 1, 2018.

For fiscal periods beginning prior to January 1, 2018, marketable securities not accounted for under the equity method were classified as available-for-sale. Unrealized gains and losses on equity securities classified as available-for-sale were recognized in other comprehensive income. We reviewed our marketable securities at each reporting date to determine if impairment indicators were present.

The following tables summarize the carrying values of our ownership interests in Seadrill Partners’ common units and Archer ordinary units, which are held as marketable securities in the Consolidated Balance Sheet:

(In $ millions)	June 30, 2018	December 31, 2017
Seadrill Partners —Common units	91	96
Archer	30	28

Total marketable securities	121	124

After we adopted ASU 2016-01 on January 1, 2018, changes in the fair value of investments in marketable securities are recorded in net income. We classify such gains within the line item “Unrealized loss on marketable securities” within the Consolidated Statement of Operations. The unrealized loss for the six months ended June 30, 2018 was as follows:

(In $ millions)	Six Months Ended June 30,

2018
Seadrill Partners—Common Units—unrealized loss on marketable securities	(5)
Archer—unrealized gain on marketable securities	2

Total unrealized loss on marketable securities	(3)

Before we adopted ASU 2016-01 on January 1, 2018, changes in fair value of investments in marketable securities were initially recorded in other comprehensive income and then reclassified to net income when realized. We classified such gains within the line item “Unrealized gains on marketable securities” within the Consolidated Statement of Comprehensive income. The unrealized gain for the six months ended June 30, 2017 was as follows:

(In $ millions)	Six Months Ended June 30,
2017
Seadrill Partners—Common Units—unrealized loss on marketable securities	(21)
Archer—unrealized gain on marketable securities	27

Total unrealized gain on marketable securities	6